Financial risk management and derivative financial instruments - Summary of Undiscounted Contractual Cash Flows of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-derivative financial liabilities:
Lease liabilities	$ 3,366	$ 3,403
Forward currency contract inflows [Member]
Derivative financial instruments:
Currency swaps hedging	(431)	(438)
Forward currency contract outflows [Member]
Derivative financial instruments:
Currency swaps hedging	425	425
Currency swaps hedging bonds inflows [member]
Derivative financial instruments:
Currency swaps hedging	(2,293)	(2,003)
Currency swaps hedging bonds outflows [member]
Derivative financial instruments:
Currency swaps hedging	2,574	2,112
Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		94
Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	17	44
Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	594	657
Bonds [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	3,709	3,483
Contingent purchase consideration [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	81
Financial Guarantee Contracts [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	31	50
Due within one year [member]
Non-derivative financial liabilities:
Lease liabilities	52	57
Due within one year [member] | Currency swaps hedging bonds inflows [member]
Derivative financial instruments:
Currency swaps hedging	(66)	(604)
Due within one year [member] | Currency swaps hedging bonds outflows [member]
Derivative financial instruments:
Currency swaps hedging	101	653
Due within one year [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		13
Due within one year [member] | Bank Overdrafts [member]
Non-derivative financial liabilities:
Borrowings	17	44
Due within one year [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	589	651
Due within one year [member] | Bonds [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	482	644
Due within one year [member] | Financial Guarantee Contracts [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	31	50
Between 1 and 2 years [member]
Non-derivative financial liabilities:
Lease liabilities	50	52
Between 1 and 2 years [member] | Currency swaps hedging bonds inflows [member]
Derivative financial instruments:
Currency swaps hedging	(66)	(41)
Between 1 and 2 years [member] | Currency swaps hedging bonds outflows [member]
Derivative financial instruments:
Currency swaps hedging	100	59
Between 1 and 2 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	1
Between 1 and 2 years [member] | Bonds [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	531	464
Between 1 and 2 years [member] | Contingent purchase consideration [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	39
After two but before five years [member]
Non-derivative financial liabilities:
Lease liabilities	139	130
After two but before five years [member] | Forward currency contract inflows [Member]
Derivative financial instruments:
Currency swaps hedging	(431)	(438)
After two but before five years [member] | Forward currency contract outflows [Member]
Derivative financial instruments:
Currency swaps hedging	425	425
After two but before five years [member] | Currency swaps hedging bonds inflows [member]
Derivative financial instruments:
Currency swaps hedging	(1,324)	(664)
After two but before five years [member] | Currency swaps hedging bonds outflows [member]
Derivative financial instruments:
Currency swaps hedging	1,457	704
After two but before five years [member] | Deferred and contingent purchase consideration [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities		81
After two but before five years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1	3
After two but before five years [member] | Bonds [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	1,859	1,681
After two but before five years [member] | Contingent purchase consideration [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	42
More than 5 years [member]
Non-derivative financial liabilities:
Lease liabilities	3,125	3,164
More than 5 years [member] | Currency swaps hedging bonds inflows [member]
Derivative financial instruments:
Currency swaps hedging	(837)	(694)
More than 5 years [member] | Currency swaps hedging bonds outflows [member]
Derivative financial instruments:
Currency swaps hedging	916	696
More than 5 years [member] | Trade Payables [Member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	3	2
More than 5 years [member] | Bonds [member]
Non-derivative financial liabilities:
Non-derivative financial liabilities	$ 837	$ 694